Investment in finance and sales-type leases, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Industries [Abstract]
Direct financing lease, interest income	$ 33.8	$ 12.5	$ 70.8	$ 24.7